HELD-FOR-SALE ASSETS (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jul. 31, 2014
Long Lived Assets Held-for-sale [Line Items]
Held-for-sale assets		$ 69,365,235
Impairment charge on assets held for sale		3,695,805
Loss on impairment of A&A business	9,280,050
Gain on disposal of the discontinued operation	1,049,254
A&A
Long Lived Assets Held-for-sale [Line Items]
Loss on impairment of A&A business	9,280,050		9,280,050
Gain on disposal of the discontinued operation	1,049,254		1,049,254
Logistic center
Long Lived Assets Held-for-sale [Line Items]
Held-for-sale assets		40,707,051
Impairment charge on assets held for sale		3,695,805
Logistic center | Property and equipment
Long Lived Assets Held-for-sale [Line Items]
Amount reclassified from held for sale assets				34,730,641
Logistic center | Prepaid land use right
Long Lived Assets Held-for-sale [Line Items]
Amount reclassified from held for sale assets				$ 5,665,957